Long-Term Investments - Schedule of Condensed Financial Information of Groups Equity Investments (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Balance sheet data:
Current assets	¥ 10,402,882		¥ 14,961,672	$ 1,513,036
Non-current assets	15,038,080		39,741,645	2,187,198
Current liabilities	5,250,596		8,294,529	763,668
Non-current liabilities	3,581,957		11,214,974	$ 520,974
Operating data:
Revenues	17,131,157	$ 2,491,623	21,486,273
Gross profit	10,483,609	1,524,778	12,397,526
Operating loss	(2,760,962)	(401,565)	(1,976,331)
Net loss	¥ (4,539,052)	$ (660,178)	¥ (1,799,168)